Shareholder Fees - FidelityValueDiscoveryFund-KPRO	Sep. 29, 2023 USD ($)
FidelityValueDiscoveryFund-KPRO | Fidelity Value Discovery Fund
Shareholder Fees:
(fees paid directly from your investment)	none